Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.4%)
	Newmont Mining Corp.	238,901	8,545
	Freeport-McMoRan Inc.	617,276	7,957
*	International Flavors & Fragrances Inc.	47,767	6,152
	Celanese Corp. Class A	57,420	5,662
	FMC Corp.	59,042	4,535
	Avery Dennison Corp.	38,917	4,398
	Eastman Chemical Co.	56,537	4,290
	Mosaic Co.	154,878	4,230
	CF Industries Holdings Inc.	103,030	4,212
	Albemarle Corp.	47,401	3,886
	Reliance Steel & Aluminum Co.	28,482	2,571
*	Axalta Coating Systems Ltd.	99,597	2,511
	Steel Dynamics Inc.	48,547	1,712
*	Alcoa Corp.	41,854	1,179
	Westlake Chemical Corp.	17,147	1,163
			63,003
Consumer Goods (9.6%)
	Clorox Co.	57,455	9,219
	McCormick & Co. Inc.	54,934	8,275
	Church & Dwight Co. Inc.	110,010	7,836
*	Lululemon Athletica Inc.	46,297	7,587
	Genuine Parts Co.	62,514	7,003
	DR Horton Inc.	158,699	6,567
	Lennar Corp. Class A	128,486	6,307
	Conagra Brands Inc.	216,857	6,016
	JM Smucker Co.	48,440	5,643
^	Hormel Foods Corp.	119,823	5,363
	Garmin Ltd.	59,281	5,119
	Lamb Weston Holdings Inc.	65,709	4,924
*	Take-Two Interactive Software Inc.	50,556	4,771
	Molson Coors Brewing Co. Class B	79,122	4,720
*	Elanco Animal Health Inc.	146,213	4,689
	Aptiv plc	58,287	4,633
	Tyson Foods Inc. Class A	66,169	4,594
	Hasbro Inc.	51,092	4,344
*	NVR Inc.	1,541	4,264
	Tapestry Inc.	130,104	4,227
	PVH Corp.	33,846	4,128
*	LKQ Corp.	134,892	3,828
	Lear Corp.	28,060	3,808
	Whirlpool Corp.	28,495	3,787
*	Wayfair Inc.	24,900	3,696
	BorgWarner Inc.	92,709	3,561
*	Mohawk Industries Inc.	26,553	3,350
	Campbell Soup Co.	87,276	3,328
	Bunge Ltd.	59,709	3,169
	PulteGroup Inc.	111,923	3,129
*	WABCO Holdings Inc.	23,080	3,043

	Fortune Brands Home & Security Inc.	63,380	3,018
*	Capri Holdings Ltd.	63,845	2,921
	Ralph Lauren Corp. Class A	22,482	2,915
	Hanesbrands Inc.	161,150	2,881
	Newell Brands Inc.	186,432	2,860
	Harley-Davidson Inc.	72,532	2,586
^	Coty Inc. Class A	202,136	2,325
*,^ Under Armour Inc. Class A		81,615	1,725
*	Under Armour Inc. Class C	84,369	1,592
	Ingredion Inc.	14,913	1,412
	Polaris Industries Inc.	13,017	1,099
*	Levi Strauss & Co. Class A	15,870	374
	Lennar Corp. Class B	6,899	270
			180,906
Consumer Services (11.2%)
*	Dollar Tree Inc.	101,386	10,650
*	Ulta Beauty Inc.	25,315	8,828
*	Chipotle Mexican Grill Inc. Class A	12,405	8,811
	Royal Caribbean Cruises Ltd.	74,982	8,595
	Best Buy Co. Inc.	102,400	7,277
	Darden Restaurants Inc.	55,143	6,698
	Expedia Group Inc.	51,170	6,089
*	AutoZone Inc.	5,665	5,802
*	Liberty Broadband Corp.	63,276	5,805
*	Copart Inc.	94,449	5,723
	MGM Resorts International	216,706	5,561
	Tiffany & Co.	51,980	5,487
*	Norwegian Cruise Line Holdings Ltd.	98,604	5,419
	Tractor Supply Co.	54,750	5,352
*	CarMax Inc.	76,263	5,323
	Advance Auto Parts Inc.	30,551	5,210
	Kohl's Corp.	74,005	5,089
	Wynn Resorts Ltd.	41,254	4,922
	Domino's Pizza Inc.	18,520	4,780
	Viacom Inc. Class B	157,572	4,423
	FactSet Research Systems Inc.	16,960	4,211
*	United Continental Holdings Inc.	51,664	4,122
*	Henry Schein Inc.	67,692	4,069
*	Discovery Communications Inc.	153,516	3,902
*	Live Nation Entertainment Inc.	61,100	3,882
	Nielsen Holdings plc	158,538	3,753
	Omnicom Group Inc.	49,973	3,648
	Interpublic Group of Cos. Inc.	171,610	3,606
	Altice USA Inc. Class A	165,782	3,561
	Gap Inc.	128,372	3,361
	Macy's Inc.	137,070	3,294
	Aramark	109,871	3,247
	Alaska Air Group Inc.	54,933	3,083
*	DISH Network Corp. Class A	97,108	3,077
	Rollins Inc.	73,398	3,055
*	Qurate Retail Group Inc. QVC Group Class A	187,255	2,992
	American Airlines Group Inc.	92,900	2,951
	L Brands Inc.	104,144	2,872
	AmerisourceBergen Corp. Class A	35,505	2,823
	News Corp. Class A	222,521	2,768
*	Liberty Media Corp-Liberty SiriusXM Class C	72,157	2,759
	Nordstrom Inc.	56,294	2,498

	Vail Resorts Inc.	9,000	1,956
*,^	Discovery Communications Inc. Class A	65,704	1,775
*	GrubHub Inc.	20,100	1,396
*	Liberty Media Corp-Liberty SiriusXM Class A	36,545	1,395
	Hyatt Hotels Corp. Class A	17,448	1,266
*	TripAdvisor Inc.	23,824	1,226
*	Liberty Broadband Corp. Class A	11,065	1,014
*,^	Carvana Co. Class A	7,800	453
*	Lyft Inc. Class A	1,970	154
	Viacom Inc. Class A	4,664	151
	News Corp. Class B	3,475	43
			210,207
Financials (20.2%)
	Moody's Corp.	73,070	13,232
	Digital Realty Trust Inc.	92,588	11,018
*	SBA Communications Corp. Class A	50,801	10,143
	Realty Income Corp.	136,205	10,019
	M&T Bank Corp.	58,968	9,259
*	IHS Markit Ltd.	169,306	9,207
	Essex Property Trust Inc.	29,393	8,502
	Hartford Financial Services Group Inc.	161,082	8,009
	First Republic Bank	74,740	7,508
	Alexandria Real Estate Equities Inc.	50,523	7,203
	KeyCorp	457,103	7,199
*	CBRE Group Inc. Class A	145,239	7,182
	MSCI Inc. Class A	35,867	7,132
	Citizens Financial Group Inc.	206,367	6,707
	HCP Inc.	214,224	6,705
	Regions Financial Corp.	463,559	6,559
	Arthur J Gallagher & Co.	82,580	6,450
	Equifax Inc.	54,074	6,408
	Annaly Capital Management Inc.	627,976	6,273
	Principal Financial Group Inc.	124,858	6,267
	Host Hotels & Resorts Inc.	330,686	6,250
	AvalonBay Communities Inc.	31,010	6,225
	Huntington Bancshares Inc.	469,933	5,959
	Cincinnati Financial Corp.	69,352	5,957
*	Markel Corp.	5,915	5,893
	Loews Corp.	118,592	5,684
	UDR Inc.	123,566	5,617
	Mid-America Apartment Communities Inc.	51,048	5,581
*	Arch Capital Group Ltd.	170,850	5,522
	Extra Space Storage Inc.	54,123	5,516
	Lincoln National Corp.	91,572	5,375
	KKR & Co. Inc. Class A	227,292	5,339
*	SVB Financial Group	23,606	5,249
	Comerica Inc.	71,338	5,231
	Vornado Realty Trust	76,904	5,186
	E*TRADE Financial Corp.	110,428	5,127
	Ally Financial Inc.	180,567	4,964
	Duke Realty Corp.	160,644	4,912
	Regency Centers Corp.	72,219	4,874
	Cboe Global Markets Inc.	50,365	4,807
	Federal Realty Investment Trust	33,306	4,591
	Raymond James Financial Inc.	57,005	4,584
	Iron Mountain Inc.	127,700	4,528
	Nasdaq Inc.	51,461	4,502

Camden Property Trust	43,365	4,402
AGNC Investment Corp.	240,590	4,331
Fidelity National Financial Inc.	116,749	4,267
Reinsurance Group of America Inc. Class A	28,125	3,993
Everest Re Group Ltd.	18,116	3,912
Zions Bancorp NA	84,044	3,816
* Alleghany Corp.	6,147	3,764
Invitation Homes Inc.	151,725	3,691
Torchmark Corp.	44,842	3,675
VEREIT Inc.	431,366	3,611
Western Union Co.	195,091	3,603
Invesco Ltd.	183,440	3,542
WR Berkley Corp.	40,814	3,458
* Black Knight Inc.	63,240	3,447
Voya Financial Inc.	67,667	3,381
SL Green Realty Corp.	37,551	3,377
Kimco Realty Corp.	178,498	3,302
SEI Investments Co.	61,837	3,231
Jones Lang LaSalle Inc.	20,351	3,138
Unum Group	86,579	2,929
People's United Financial Inc.	177,971	2,926
* Athene Holding Ltd. Class A	69,828	2,849
WP Carey Inc.	35,800	2,804
Macerich Co.	62,909	2,727
Affiliated Managers Group Inc.	23,663	2,535
Franklin Resources Inc.	62,688	2,077
AXA Equitable Holdings Inc.	99,004	1,994
Jefferies Financial Group Inc.	101,691	1,911
		381,148
Health Care (8.6%)
* IQVIA Holdings Inc.	75,326	10,836
* Align Technology Inc.	34,040	9,679
* Centene Corp.	175,966	9,344
* Edwards Lifesciences Corp.	46,567	8,910
* IDEXX Laboratories Inc.	38,600	8,631
* BioMarin Pharmaceutical Inc.	79,828	7,091
* Incyte Corp.	81,605	7,019
* Laboratory Corp. of America Holdings	45,274	6,926
ResMed Inc.	64,269	6,682
Cooper Cos. Inc.	22,163	6,564
Cardinal Health Inc.	133,000	6,404
* Hologic Inc.	130,659	6,324
Teleflex Inc.	20,623	6,231
* WellCare Health Plans Inc.	22,400	6,042
* Varian Medical Systems Inc.	40,628	5,758
* ABIOMED Inc.	19,246	5,496
Quest Diagnostics Inc.	60,206	5,414
Universal Health Services Inc. Class B	38,242	5,116
Dentsply Sirona Inc.	99,809	4,950
* DexCom Inc.	39,800	4,740
* Alnylam Pharmaceuticals Inc.	42,905	4,009
* Jazz Pharmaceuticals plc	25,626	3,663
* Seattle Genetics Inc.	46,558	3,410
* Mylan NV	115,641	3,277
* DaVita Inc.	55,659	3,022
Perrigo Co. plc	54,813	2,640
* Nektar Therapeutics Class A	77,154	2,592

* Alkermes plc	35,026	1,278
		162,048
Industrials (19.7%)
Roper Technologies Inc.	46,346	15,849
* Fiserv Inc.	178,700	15,776
* Worldpay Inc. Class A	135,388	15,366
Amphenol Corp. Class A	133,712	12,628
Waste Connections Inc.	117,861	10,441
Willis Towers Watson plc	58,290	10,239
* TransDigm Group Inc.	21,370	9,702
Global Payments Inc.	70,813	9,667
* FleetCor Technologies Inc.	38,439	9,479
Verisk Analytics Inc. Class A	69,463	9,239
Ball Corp.	152,132	8,802
AMETEK Inc.	101,876	8,453
Fastenal Co.	127,785	8,218
* Waters Corp.	32,285	8,126
* Mettler-Toledo International Inc.	11,159	8,068
* CoStar Group Inc.	16,339	7,621
Cintas Corp.	37,536	7,586
* Keysight Technologies Inc.	83,900	7,316
L3 Technologies Inc.	35,293	7,283
Vulcan Materials Co.	59,172	7,006
Total System Services Inc.	71,458	6,789
WW Grainger Inc.	21,426	6,448
Xylem Inc.	80,586	6,369
* First Data Corp. Class A	241,922	6,355
Dover Corp.	64,957	6,093
Expeditors International of Washington Inc.	76,649	5,818
Martin Marietta Materials Inc.	28,084	5,650
TransUnion	83,456	5,578
Broadridge Financial Solutions Inc.	51,802	5,371
CH Robinson Worldwide Inc.	61,657	5,363
Textron Inc.	105,247	5,332
Kansas City Southern	45,157	5,237
Masco Corp.	132,047	5,191
* Square Inc.	69,117	5,178
Old Dominion Freight Line Inc.	32,878	4,747
Jacobs Engineering Group Inc.	62,587	4,706
* Trimble Inc.	112,626	4,550
Westrock Co.	114,513	4,392
Wabtec Corp.	57,732	4,256
Packaging Corp. of America	42,116	4,185
* United Rentals Inc.	35,722	4,081
JB Hunt Transport Services Inc.	38,973	3,948
Snap-on Inc.	24,892	3,896
Huntington Ingalls Industries Inc.	18,669	3,868
Arconic Inc.	194,019	3,708
Alliance Data Systems Corp.	20,720	3,626
Pentair plc	76,720	3,415
Robert Half International Inc.	50,716	3,305
* Sensata Technologies Holding plc	73,266	3,298
* Crown Holdings Inc.	60,228	3,287
Sealed Air Corp.	69,683	3,210
* Arrow Electronics Inc.	38,124	2,938
Hubbell Inc. Class B	24,297	2,866
Xerox Corp.	87,574	2,801

*,^	XPO Logistics Inc.	48,951	2,631
	Jack Henry & Associates Inc.	17,300	2,400
	Allison Transmission Holdings Inc.	52,319	2,350
*	IPG Photonics Corp.	15,441	2,344
	Cognex Corp.	36,241	1,843
	AO Smith Corp.	31,989	1,706
	FLIR Systems Inc.	30,991	1,474
	Flowserve Corp.	29,375	1,326
	Fluor Corp.	31,573	1,162
	Owens Corning	24,593	1,159
^	ADT Inc.	50,360	322
			371,437
Oil & Gas (5.2%)
	ONEOK Inc.	184,207	12,865
	Concho Resources Inc.	89,953	9,981
	Diamondback Energy Inc.	73,572	7,470
	Hess Corp.	122,269	7,364
*	Cheniere Energy Inc.	103,717	7,090
	Marathon Oil Corp.	372,737	6,228
	Apache Corp.	170,225	5,900
	Devon Energy Corp.	186,700	5,892
	Noble Energy Inc.	213,415	5,278
	Cabot Oil & Gas Corp.	193,312	5,045
	National Oilwell Varco Inc.	171,198	4,561
	Targa Resources Corp.	102,298	4,251
	OGE Energy Corp.	88,828	3,830
	HollyFrontier Corp.	68,883	3,394
	Baker Hughes a GE Co. Class A	114,752	3,181
	Cimarex Energy Co.	42,819	2,993
*	Continental Resources Inc.	41,913	1,877
	Helmerich & Payne Inc.	23,310	1,295
			98,495
Technology (15.2%)
	Xilinx Inc.	113,521	14,393
*	Red Hat Inc.	75,270	13,752
*	Twitter Inc.	326,650	10,740
*	Advanced Micro Devices Inc.	405,786	10,356
	Motorola Solutions Inc.	73,457	10,315
*	Palo Alto Networks Inc.	40,373	9,806
^	Microchip Technology Inc.	106,320	8,820
*	VeriSign Inc.	48,254	8,761
	KLA-Tencor Corp.	73,279	8,750
	Harris Corp.	52,872	8,444
*	Splunk Inc.	66,303	8,261
*	Cadence Design Systems Inc.	126,531	8,036
*	Cerner Corp.	138,222	7,908
*	Synopsys Inc.	67,821	7,810
	NetApp Inc.	110,780	7,681
*	Autodesk Inc.	49,126	7,655
*	Arista Networks Inc.	23,805	7,486
*	IAC/InterActiveCorp	34,867	7,326
*	Veeva Systems Inc. Class A	56,100	7,117
*	ANSYS Inc.	37,490	6,850
	Maxim Integrated Products Inc.	122,604	6,519
	CDW Corp.	67,291	6,485
	Skyworks Solutions Inc.	78,026	6,436

	Symantec Corp.		272,283	6,260
	SS&C Technologies Holdings Inc.		95,613	6,090
	Western Digital Corp.		123,955	5,957
*	GoDaddy Inc. Class A		78,316	5,888
*	Gartner Inc.		38,687	5,868
	Marvell Technology Group Ltd.		278,667	5,543
	Seagate Technology plc		113,663	5,443
*	Fortinet Inc.		64,500	5,416
*	Twilio Inc. Class A		41,901	5,413
	Citrix Systems Inc.		53,115	5,293
*	Akamai Technologies Inc.		69,366	4,974
*	F5 Networks Inc.		26,636	4,180
	Juniper Networks Inc.		154,093	4,079
*	Qorvo Inc.		55,082	3,951
	CDK Global Inc.		55,906	3,288
*	Snap Inc.		281,118	3,098
*	Dell Technologies Inc.		34,712	2,037
*	Dropbox Inc. Class A		64,033	1,396
^	Match Group Inc.		22,755	1,288
				285,169
Telecommunications (0.4%)
	CenturyLink Inc.		436,255	5,231
*	Zayo Group Holdings Inc.		89,420	2,541
				7,772
Utilities (6.3%)
	WEC Energy Group Inc.		141,171	11,164
	DTE Energy Co.		81,549	10,172
	Eversource Energy		141,648	10,050
	FirstEnergy Corp.		237,768	9,893
	American Water Works Co. Inc.		81,085	8,454
	Ameren Corp.		109,430	8,049
	Entergy Corp.		81,232	7,768
	CMS Energy Corp.		126,686	7,036
	CenterPoint Energy Inc.		224,773	6,901
	Evergy Inc.		118,135	6,858
	AES Corp.		297,046	5,371
	Alliant Energy Corp.		109,634	5,167
	Pinnacle West Capital Corp.		50,295	4,807
	NiSource Inc.		167,103	4,789
	Vistra Energy Corp.		180,988	4,711
*	PG&E Corp.		232,572	4,140
	NRG Energy Inc.		61,800	2,625
	Avangrid Inc.		27,745	1,397
				119,352
Total Common Stocks (Cost $1,523,320)				1,879,537

Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund			137,667	13,770

			Face Amount ($000)
		Maturity Date

U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	5/23/19	500	498

Total Temporary Cash Investments (Cost $14,266)	14,268
Total Investments (100.5%) (Cost $1,537,586)	1,893,805
Other Asset and Liabilities-Net (-0.5%)	(10,107)
Net Assets (100%)	1,883,698
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,960,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $9,182,000 of collateral received for securities on loan.
4 Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and Unrealized Appreciation (Depreciation)
		Number of Long (Short) Contracts	Notional Amount

	Expiration
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2019	18	3,422	36
E-mini S&P 500 Index	June 2019	21	2,980	8
				44

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with

Mid-Cap Index Portfolio

the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,879,537	—	—
Temporary Cash Investments	13,770	498	—
Futures Contracts—Assets[1]	28	—	—
Total	1,893,335	498	—
1 Represents variation margin on the last day of the reporting period.